Schedule of Major Components of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current (benefit) tax on profits	$ (58,470)	$ 30,665
Deferred taxation - current year		43,829,019
Income tax (benefit) expense	$ (58,470)	$ 43,859,686